Restricted Assets	12 Months Ended
Dec. 31, 2014
Restricted Assets [Abstract]
RESTRICTED ASSETS

NOTE 6 – RESTRICTED ASSETS

At December 31, 2014, the Company reported restricted assets of $1,368,412. The restricted assets included cash collateral of $65,162 to Enshi Agricultural Development Credit Guarantee Co., Ltd. for providing guarantee at the short-term loan of $1,629,062 from Hubei Bank. Additionally, included in the restricted assets, the Company reported a security deposit of $1,303,250 to its loaner, Industrial and Commercial Bank of China, for its short-term loan of $1,172,925.

At December 31, 2013, the Company reported restricted asset of $130,924, respectively. The restricted asset was a cash collateral to Hubei Xiangyue Professional Guarantee Service Co., Ltd. for providing guarantee at the short-term loan of $1,309,243 from Hubei Bank.